JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Communication Services - 11.3%
Advertising - 0.1%
Omnicom Group, Inc.	1,050	$80,556
Trade Desk, Inc. - Class A (a)	1,564	36,895
		117,451
Broadcasting - 0.0% (b)
Fox Corp. - Class A	1,197	75,998

Cable & Satellite - 0.0% (b)
Charter Communications, Inc. - Class A (a)	274	45,257

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	27,055	706,947
Comcast Corp. - Class A	13,196	356,820
Verizon Communications, Inc.	15,310	735,339
		1,799,106
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	795	160,884
ROBLOX Corp. - Class A (a)	2,202	121,683
Take-Two Interactive Software, Inc. (a)	595	127,187
		409,754
Interactive Media & Services - 8.8%
Alphabet, Inc. - Class A	36,142	13,907,441
Alphabet, Inc. - Class C	3,452	1,318,457
Meta Platforms, Inc. - Class A	7,937	4,856,730
Pinterest, Inc. - Class A (a)	2,009	39,497
Reddit, Inc. - Class A (a)	455	66,990
		20,189,115
Movies & Entertainment - 1.2%
Liberty Media Corp.-Liberty Formula One - Class C (a)	814	69,963
Live Nation Entertainment, Inc. (a)	502	79,286
Netflix, Inc. (a)	15,110	1,414,447
Spotify Technology SA (a)	512	228,634
Walt Disney Co.	6,530	677,487
Warner Bros Discovery, Inc. (a)	8,918	241,232
		2,711,049
Publishing - 0.0% (b)
News Corp. - Class A	1,766	46,481

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,735	339,192
Total Communication Services		25,733,403

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Consumer Discretionary - 9.7%
Apparel Retail - 0.4%
Burlington Stores, Inc. (a)	204	$65,282
Ross Stores, Inc.	1,139	259,453
TJX Cos., Inc.	3,906	612,265
		937,000
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	413	56,870
Tapestry, Inc.	674	97,757
		154,627
Automobile Manufacturers - 1.9%
Ford Motor Co.	14,762	178,325
General Motors Co.	3,545	272,575
Rivian Automotive, Inc. - Class A (a)	2,800	45,920
Tesla, Inc. (a)	10,235	3,905,983
		4,402,803
Automotive Retail - 0.3%
AutoZone, Inc. (a)	58	214,834
Carvana Co. (a)	469	185,630
O'Reilly Automotive, Inc. (a)	3,079	306,053
		706,517
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	35,419	9,388,160
eBay, Inc.	1,632	168,879
		9,557,039
Casinos & Gaming - 0.0% (b)
DraftKings, Inc. - Class A (a)	1,647	38,408
Las Vegas Sands Corp.	1,255	68,536
		106,944
Computer & Electronics Retail - 0.0% (b)
Best Buy Co., Inc.	605	36,596

Consumer Electronics - 0.1%
Garmin Ltd.	556	139,634

Distributors - 0.0% (b)
Genuine Parts Co.	452	48,468

Footwear - 0.1%
NIKE, Inc. - Class B	4,199	186,268

Home Furnishings - 0.0% (b)
Somnigroup International, Inc.	598	45,364

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Home Improvement Retail - 0.7%
Home Depot, Inc.	3,508	$1,153,430
Lowe's Cos., Inc.	1,959	467,790
		1,621,220
Homebuilding - 0.2%
DR Horton, Inc.	907	139,551
Lennar Corp. - Class A	831	75,039
NVR, Inc. (a)	9	56,843
PulteGroup, Inc.	600	73,416
		344,849
Homefurnishing Retail - 0.0% (b)
Williams-Sonoma, Inc.	405	73,390

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	1,514	212,505
Booking Holdings, Inc.	2,892	486,897
Carnival Corp. (a)	4,553	120,700
Expedia Group, Inc.	489	121,453
Hilton Worldwide Holdings, Inc.	823	266,710
Marriott International, Inc. - Class A	855	309,245
Royal Caribbean Cruises Ltd.	877	231,317
Viking Holdings Ltd. (a)	648	53,078
		1,801,905
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,753	61,530
Ulta Beauty, Inc. (a)	138	74,172
		135,702
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (a)	4,681	159,107
Darden Restaurants, Inc.	429	86,040
Domino's Pizza, Inc.	116	39,373
DoorDash, Inc. - Class A (a)	1,254	211,487
McDonald's Corp.	2,597	762,453
Starbucks Corp.	3,932	414,158
Yum! Brands, Inc.	930	148,475
		1,821,093
Total Consumer Discretionary		22,119,419

Consumer Staples - 4.9%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,999	149,006
Bunge Global SA	590	74,971
		223,977

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Consumer Staples Merchandise Retail - 2.0%
Costco Wholesale Corp.	1,801	$1,827,169
Dollar General Corp.	764	88,532
Dollar Tree, Inc. (a)	758	73,609
Target Corp.	1,581	205,135
Walmart, Inc.	18,373	2,423,950
		4,618,395
Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class B	1,308	33,707
Constellation Brands, Inc. - Class A	598	93,635
		127,342
Food Distributors - 0.1%
Sysco Corp.	1,991	148,748
US Foods Holding Corp. (a)	949	88,722
		237,470
Food Retail - 0.1%
Casey's General Stores, Inc.	134	110,168
Kroger Co.	2,885	196,382
		306,550
Household Products - 0.9%
Church & Dwight Co., Inc.	959	93,081
Colgate-Palmolive Co.	3,465	295,772
Kimberly-Clark Corp.	1,331	131,010
Procter & Gamble Co.	10,125	1,489,286
		2,009,149
Packaged Foods & Meats - 0.3%
Hershey Co.	550	102,157
Kraft Heinz Co.	5,062	114,705
McCormick & Co., Inc.	991	50,382
Mondelez International, Inc. - Class A	5,500	337,920
Tyson Foods, Inc. - Class A	1,180	75,603
		680,767
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	964	73,949
Kenvue, Inc.	7,976	139,819
		213,768
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	18,323	1,443,119
Keurig Dr Pepper, Inc.	5,304	155,938
Monster Beverage Corp. (a)	2,812	216,721
PepsiCo, Inc.	5,817	921,936
		2,737,714
Total Consumer Staples		11,155,132

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Energy - 3.5%
Integrated Oil & Gas - 1.9%
Chevron Corp.	7,868	$1,520,963
Exxon Mobil Corp.	16,184	2,497,677
Occidental Petroleum Corp.	3,608	218,572
		4,237,212
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	3,652	254,435
Halliburton Co.	3,401	143,862
SLB Ltd.	5,711	324,842
		723,139
Oil & Gas Exploration & Production - 0.4%
Coterra Energy, Inc.	2,790	100,189
Devon Energy Corp.	2,324	119,384
Diamondback Energy, Inc.	766	157,513
EOG Resources, Inc.	2,037	286,341
EQT Corp.	2,140	128,571
Expand Energy Corp.	999	102,048
Texas Pacific Land Corp.	248	110,030
		1,004,076
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	1,178	292,486
Phillips 66	1,530	274,099
Valero Energy Corp.	1,207	304,864
		871,449
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	816	224,359
Kinder Morgan, Inc.	7,329	240,904
ONEOK, Inc.	2,342	216,542
Targa Resources Corp.	798	207,544
Williams Cos., Inc.	4,600	351,026
		1,240,375
Total Energy		8,076,251

Financials - 12.1%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	315	149,559
Ares Management Corp. - Class A	658	77,249
Bank of New York Mellon Corp.	2,495	335,253
Blackrock, Inc.	531	565,834
Blackstone, Inc.	2,667	334,922
Carlyle Group, Inc.	854	42,760
KKR & Co., Inc.	2,556	266,693
Northern Trust Corp.	580	96,477

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
State Street Corp.	949	$145,045
T Rowe Price Group, Inc.	764	78,600
		2,092,392
Commercial & Residential Mortgage Finance - 0.0% (b)
Rocket Cos., Inc. - Class A (a)	2,728	39,883

Consumer Finance - 0.6%
American Express Co.	2,569	829,915
Capital One Financial Corp.	2,391	457,398
SoFi Technologies, Inc. (a)	4,577	73,690
Synchrony Financial	1,289	98,222
		1,459,225
Diversified Banks - 3.2%
Bank of America Corp.	27,475	1,468,814
Citigroup, Inc.	6,715	859,386
Fifth Third Bancorp	2,701	137,103
First Citizens BancShares, Inc. - Class A	32	63,482
JPMorgan Chase & Co.	10,034	3,142,950
KeyCorp	3,935	87,003
PNC Financial Services Group, Inc.	1,380	307,740
US Bancorp	5,311	300,921
Wells Fargo & Co.	11,123	914,644
		7,282,043
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,516	195,139
Corebridge Financial, Inc.	1,238	34,095
		229,234
Financial Exchanges & Data - 0.9%
Cboe Global Markets, Inc.	384	115,235
CME Group, Inc.	1,332	383,376
Coinbase Global, Inc. - Class A (a)	779	146,273
Intercontinental Exchange, Inc.	2,016	318,709
Moody's Corp.	628	290,042
MSCI, Inc.	267	157,907
Nasdaq, Inc.	1,632	149,997
S&P Global, Inc.	1,158	499,364
		2,060,903
Insurance Brokers - 0.4%
Aon PLC - Class A	760	236,854
Arthur J Gallagher & Co.	896	184,934
Brown & Brown, Inc.	811	48,782
Marsh & McLennan Cos., Inc.	1,748	293,157
Willis Towers Watson PLC	323	82,753
		846,480

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	5,616	$514,650
Goldman Sachs Group, Inc.	1,094	1,010,604
Interactive Brokers Group, Inc. - Class A	1,426	113,367
LPL Financial Holdings, Inc.	253	84,535
Morgan Stanley	4,379	834,594
Raymond James Financial, Inc.	575	91,034
Robinhood Markets, Inc. - Class A (a)	2,763	201,395
		2,850,179
Life & Health Insurance - 0.2%
Aflac, Inc.	1,658	188,465
MetLife, Inc.	1,903	152,430
Principal Financial Group, Inc.	779	78,609
Prudential Financial, Inc.	1,210	118,713
		538,217
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (a)	6,738	3,191,117

Property & Casualty Insurance - 0.9%
Allstate Corp.	873	189,668
American International Group, Inc.	2,065	154,462
Arch Capital Group Ltd. (a)	1,232	116,375
Chubb Ltd.	1,363	445,701
Cincinnati Financial Corp.	488	79,837
Erie Indemnity Co. - Class A	59	12,917
Hartford Insurance Group, Inc.	923	126,275
Loews Corp.	540	60,809
Markel Group, Inc. (a)	47	83,306
Progressive Corp.	2,129	428,525
Travelers Cos., Inc.	784	239,230
W R Berkley Corp.	1,201	80,263
		2,017,368
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,524	99,136
Huntington Bancshares, Inc.	5,775	96,789
M&T Bank Corp.	511	111,720
Regions Financial Corp.	3,134	89,476
Truist Financial Corp.	4,581	235,921
		633,042
Transaction & Payment Processing Services - 1.9%
Affirm Holdings, Inc. (a)	879	56,502
Block, Inc. (a)	1,913	134,886
Corpay, Inc. (a)	199	60,988
Fidelity National Information Services, Inc.	1,915	89,105

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Fiserv, Inc. (a)	1,991	$124,736
Global Payments, Inc.	830	59,727
Mastercard, Inc. - Class A	3,081	1,549,496
PayPal Holdings, Inc.	3,450	172,983
Toast, Inc. - Class A (a)	1,550	44,206
Visa, Inc. - Class A	6,325	2,086,238
		4,378,867
Total Financials		27,618,950

Health Care - 8.7%
Biotechnology - 1.7%
AbbVie, Inc.	6,615	1,397,882
Alnylam Pharmaceuticals, Inc. (a)	460	142,365
Amgen, Inc.	1,989	688,691
Biogen, Inc. (a)	480	90,854
Gilead Sciences, Inc.	4,639	606,967
Incyte Corp. (a)	590	56,209
Insmed, Inc. (a)	709	96,658
Natera, Inc. (a)	437	90,092
Regeneron Pharmaceuticals, Inc.	398	281,410
United Therapeutics Corp. (a)	130	74,276
Vertex Pharmaceuticals, Inc. (a)	905	386,779
		3,912,183
Health Care Distributors - 0.3%
Cardinal Health, Inc.	829	159,898
Cencora, Inc.	674	207,599
McKesson Corp.	432	352,166
		719,663
Health Care Equipment - 1.4%
Abbott Laboratories	6,278	569,980
Becton Dickinson & Co.	1,033	153,958
Boston Scientific Corp. (a)	5,571	320,945
Dexcom, Inc. (a)	1,315	78,308
Edwards Lifesciences Corp. (a)	2,031	169,589
GE HealthCare Technologies, Inc.	1,612	98,074
IDEXX Laboratories, Inc. (a)	268	150,294
Insulet Corp. (a)	211	36,322
Intuitive Surgical, Inc. (a)	1,297	593,520
Medtronic PLC	4,717	381,935
ResMed, Inc.	554	118,451
STERIS PLC	295	63,980
Stryker Corp.	1,328	418,493
Zimmer Biomet Holdings, Inc.	837	68,994
		3,222,843

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	565	$245,464
Tenet Healthcare Corp. (a)	268	47,468
		292,932
Health Care Services - 0.4%
Cigna Group	975	283,315
CVS Health Corp.	4,557	379,552
Labcorp Holdings, Inc.	322	82,690
Quest Diagnostics, Inc.	384	74,573
		820,130
Health Care Supplies - 0.0% (b)
Cooper Cos., Inc. (a)	610	38,369

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	589	91,866

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,050	121,327
Danaher Corp.	2,329	416,775
Illumina, Inc. (a)	521	66,032
IQVIA Holdings, Inc. (a)	623	98,664
Mettler-Toledo International, Inc. (a)	73	93,193
Thermo Fisher Scientific, Inc.	1,379	660,486
Waters Corp. (a)	384	118,744
West Pharmaceutical Services, Inc.	250	74,397
		1,649,618
Managed Health Care - 0.8%
Centene Corp. (a)	1,898	101,904
Elevance Health, Inc.	789	296,996
Humana, Inc.	412	97,413
UnitedHealth Group, Inc.	3,357	1,243,701
		1,740,014
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	7,558	457,939
Eli Lilly & Co.	3,190	2,981,374
Johnson & Johnson	9,091	2,089,567
Merck & Co., Inc.	9,444	1,031,096
Pfizer, Inc.	21,373	570,659
Zoetis, Inc.	1,590	182,802
		7,313,437
Total Health Care		19,801,055

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Industrials - 8.9%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	261	$104,859
Boeing Co. (a)	2,888	661,439
Curtiss-Wright Corp.	113	81,383
FTAI Aviation Ltd.	309	77,148
General Dynamics Corp.	951	327,429
General Electric Co.	3,873	1,122,899
HEICO Corp.	385	103,919
Howmet Aerospace, Inc.	1,397	339,527
L3Harris Technologies, Inc.	689	220,859
Lockheed Martin Corp.	875	453,224
Northrop Grumman Corp.	499	289,161
Rocket Lab Corp. (a)	1,653	136,389
RTX Corp.	4,918	865,912
Textron, Inc.	552	52,970
TransDigm Group, Inc.	189	219,236
Woodward, Inc.	173	62,797
		5,119,151
Agricultural & Farm Machinery - 0.2%
Deere & Co.	889	524,394

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	389	70,724
Expeditors International of Washington, Inc.	459	67,882
FedEx Corp.	787	317,405
United Parcel Service, Inc. - Class B	2,678	291,366
		747,377
Building Products - 0.4%
Carrier Global Corp.	2,836	190,494
Johnson Controls International PLC	2,353	343,609
Lennox International, Inc.	76	40,652
Trane Technologies PLC	795	391,569
		966,324
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	188	47,288
Old Dominion Freight Line, Inc.	559	118,748
XPO, Inc. (a)	395	86,951
		252,987
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	119	218,990
EMCOR Group, Inc.	158	140,884
Quanta Services, Inc.	516	375,529
		735,403

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	1,701	$1,514,077
Cummins, Inc.	500	335,505
PACCAR, Inc.	1,719	204,217
Westinghouse Air Brake Technologies Corp.	574	154,917
		2,208,716
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	408	62,824
SS&C Technologies Holdings, Inc.	756	52,391
		115,215
Diversified Support Services - 0.1%
Cintas Corp.	1,186	207,206
Copart, Inc. (a)	3,089	102,277
		309,483
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	793	186,751
Eaton Corp. PLC	1,439	623,101
Emerson Electric Co.	1,997	280,459
Hubbell, Inc.	156	79,275
nVent Electric PLC	509	72,736
Rockwell Automation, Inc.	400	163,564
Vertiv Holdings Co. - Class A	1,351	443,790
		1,849,676
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	768	160,681
Rollins, Inc.	936	52,164
Veralto Corp.	991	87,406
Waste Management, Inc.	1,371	318,826
		619,077
Heavy Electrical Equipment - 0.6%
Bloom Energy Corp. - Class A (a)	854	241,990
GE Vernova, Inc.	1,027	1,112,713
		1,354,703
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	1,535	325,328
Paychex, Inc.	1,137	105,320
		430,648
Industrial Conglomerates - 0.3%
3M Co.	1,947	285,274
Honeywell International, Inc.	2,330	499,389
		784,663
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	448	101,432
Fortive Corp.	1,176	70,313

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Graco, Inc.	522	$41,901
Illinois Tool Works, Inc.	1,014	261,622
Ingersoll Rand, Inc.	1,356	108,290
Otis Worldwide Corp.	1,382	107,630
Parker-Hannifin Corp.	459	417,424
Pentair PLC	525	42,373
Snap-on, Inc.	179	68,628
Xylem, Inc.	838	99,018
		1,318,631
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	2,318	157,601
Southwest Airlines Co.	1,941	73,603
United Airlines Holdings, Inc. (a)	1,147	103,230
		334,434
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	6,997	522,046

Rail Transportation - 0.5%
CSX Corp.	6,598	299,747
Norfolk Southern Corp.	785	247,926
Union Pacific Corp.	2,064	556,207
		1,103,880
Research & Consulting Services - 0.1%
Equifax, Inc.	416	72,359
Jacobs Solutions, Inc.	424	54,870
Leidos Holdings, Inc.	433	64,612
TransUnion	598	42,458
Verisk Analytics, Inc.	466	85,973
		320,272
Trading Companies & Distributors - 0.4%
Fastenal Co.	3,957	177,788
Ferguson Enterprises, Inc.	707	189,271
United Rentals, Inc.	199	191,008
Watsco, Inc.	115	50,351
WW Grainger, Inc.	159	184,655
		793,073
Total Industrials		20,410,153

Information Technology - 35.0% (c)
Application Software - 2.1%
Adobe, Inc. (a)	1,557	383,178
AppLovin Corp. - Class A (a)	810	361,544
Atlassian Corp. - Class A (a)	507	34,775
Autodesk, Inc. (a)	768	182,016

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Cadence Design Systems, Inc. (a)	952	$313,770
Datadog, Inc. - Class A (a)	1,156	152,812
Docusign, Inc. (a)	672	30,905
Dynatrace, Inc. (a)	961	34,798
Fair Isaac Corp. (a)	75	76,875
Guidewire Software, Inc. (a)	252	34,874
HubSpot, Inc. (a)	171	37,921
Intuit, Inc.	1,039	403,651
Palantir Technologies, Inc. - Class A (a)	7,966	1,108,150
PTC, Inc. (a)	415	56,564
Roper Technologies, Inc.	378	134,118
Salesforce, Inc.	3,476	613,618
Strategy, Inc. - Class A (a)	938	155,192
Synopsys, Inc. (a)	636	306,934
Trimble, Inc. (a)	847	57,020
Tyler Technologies, Inc. (a)	125	42,642
Unity Software, Inc. (a)	1,092	28,851
Workday, Inc. - Class A (a)	769	94,126
Zoom Communications, Inc. - Class A (a)	890	86,464
		4,730,798
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	3,794	655,262
Ciena Corp. (a)	471	248,490
Cisco Systems, Inc.	15,141	1,385,401
F5, Inc. (a)	172	55,711
Lumentum Holdings, Inc. (a)	217	195,803
Motorola Solutions, Inc.	617	270,882
		2,811,549
Electronic Components - 0.6%
Amphenol Corp. - Class A	4,455	656,088
Coherent Corp. (a)	566	180,956
Corning, Inc.	3,047	500,439
		1,337,483
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	643	224,992
Teledyne Technologies, Inc. (a)	179	115,607
		340,599
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	384	129,596
TE Connectivity PLC	1,055	223,301
		352,897
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc. - Class A (a)	1,197	245,349
CoreWeave, Inc. - Class A (a)	1,212	135,259

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
GoDaddy, Inc. - Class A (a)	467	$40,531
MongoDB, Inc. (a)	237	59,447
Okta, Inc. (a)	571	42,054
Snowflake, Inc. - Class A (a)	1,160	158,305
Twilio, Inc. - Class A (a)	506	74,919
VeriSign, Inc.	341	91,613
		847,477
IT Consulting & Other Services - 0.6%
Accenture PLC - Class A	2,327	415,858
Cognizant Technology Solutions Corp. - Class A	1,664	88,025
Gartner, Inc. (a)	287	42,617
International Business Machines Corp.	3,504	809,354
		1,355,854
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	3,035	1,197,277
KLA Corp.	480	840,168
Lam Research Corp.	4,581	1,181,257
Teradyne, Inc.	603	207,112
		3,425,814
Semiconductors - 14.9%
Advanced Micro Devices, Inc. (a)	5,928	2,101,417
Analog Devices, Inc.	1,759	707,575
Astera Labs, Inc. (a)	442	86,075
Broadcom, Inc.	16,909	7,058,324
Credo Technology Group Holding Ltd. (a)	529	92,051
First Solar, Inc. (a)	418	84,390
Intel Corp. (a)	16,027	1,514,231
Marvell Technology, Inc.	3,099	511,800
Microchip Technology, Inc.	1,908	177,272
Micron Technology, Inc.	4,110	2,125,528
Monolithic Power Systems, Inc.	158	255,077
NVIDIA Corp.	87,845	17,531,227
ON Semiconductor Corp. (a)	1,520	153,231
QUALCOMM, Inc.	3,944	708,264
Texas Instruments, Inc.	3,268	918,569
		34,025,031
Systems Software - 6.0%
Crowdstrike Holdings, Inc. - Class A (a)	897	399,838
Fortinet, Inc. (a)	2,306	194,419
Gen Digital, Inc.	1,985	38,291
Microsoft Corp.	27,600	11,254,728
Oracle Corp.	6,267	1,011,431
Palo Alto Networks, Inc. (a)	2,914	522,538
ServiceNow, Inc. (a)	3,825	337,786

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Zscaler, Inc. (a)	414	$54,101
		13,813,132
Technology Distributors - 0.0% (b)
CDW Corp.	447	61,199

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	53,515	14,521,295
Dell Technologies, Inc. - Class C	1,154	241,128
Everpure, Inc. - Class A (a)	1,236	88,312
Hewlett Packard Enterprise Co.	4,684	134,759
HP, Inc.	3,418	71,300
IonQ, Inc. (a)	1,099	49,587
NetApp, Inc.	807	89,392
Sandisk Corp. (a)	504	552,641
Seagate Technology Holdings PLC	763	513,987
Super Micro Computer, Inc. (a)	1,758	48,169
Western Digital Corp.	1,216	528,376
		16,838,946
Total Information Technology		79,940,779

Materials - 1.7%
Commodity Chemicals - 0.1%
Dow, Inc.	2,859	115,761
LyondellBasell Industries NV - Class A	1,078	80,419
		196,180
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	205	126,909
Vulcan Materials Co.	436	131,559
		258,468
Copper - 0.1%
Freeport-McMoRan, Inc.	5,003	289,073

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	2,851	230,960

Gold Mining - 0.2%
Newmont Corp.	3,929	436,473

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	792	237,639
Linde PLC	1,633	818,362
		1,056,001

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	1,676	$63,755
International Paper Co.	1,732	52,687
Packaging Corp. of America	297	63,395
Smurfit Westrock PLC	1,708	65,570
		245,407
Specialty Chemicals - 0.3%
DuPont de Nemours, Inc.	1,516	69,221
Ecolab, Inc.	941	245,225
International Flavors & Fragrances, Inc.	863	60,583
PPG Industries, Inc.	801	86,908
RPM International, Inc.	425	43,303
Sherwin-Williams Co.	848	272,725
		777,965
Steel - 0.2%
Nucor Corp.	770	173,473
Reliance, Inc.	179	64,887
Steel Dynamics, Inc.	457	104,498
		342,858
Total Materials		3,833,385

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	1,070	152,721
CoStar Group, Inc. (a)	1,359	47,035
Zillow Group, Inc. - Class C (a)	627	27,839
Total Real Estate		227,595

Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp.	855	62,782
American Electric Power Co., Inc.	2,011	275,728
Constellation Energy Corp.	1,136	355,568
Duke Energy Corp.	2,718	352,117
Edison International	1,284	89,225
Entergy Corp.	1,525	179,813
Evergy, Inc.	769	63,704
Eversource Energy	1,241	87,739
Exelon Corp.	3,593	165,242
FirstEnergy Corp.	1,894	90,003
NextEra Energy, Inc.	7,509	734,981
NRG Energy, Inc.	584	90,859
PG&E Corp.	7,397	122,938
PPL Corp.	2,494	93,375

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Southern Co.	3,937	$380,708
Xcel Energy, Inc.	2,022	167,725
		3,312,507
Gas Utilities - 0.1%
Atmos Energy Corp.	612	116,268

Independent Power Producers & Energy Traders - 0.1%
Talen Energy Corp. (a)	184	68,525
Vistra Corp.	1,153	181,990
		250,515
Multi-Utilities - 0.6%
Ameren Corp.	1,028	116,832
CenterPoint Energy, Inc.	2,285	99,740
CMS Energy Corp.	1,197	91,858
Consolidated Edison, Inc.	1,208	134,680
Dominion Energy, Inc.	2,887	186,211
DTE Energy Co.	785	119,077
NiSource, Inc.	1,608	77,634
Public Service Enterprise Group, Inc.	1,678	137,025
Sempra	2,281	216,969
WEC Energy Group, Inc.	1,203	141,882
		1,321,908
Water Utilities - 0.0% (b)
American Water Works Co., Inc.	769	98,755
Total Utilities		5,099,953
TOTAL COMMON STOCKS (Cost $173,914,975)		224,016,075

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Real Estate - 1.6%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,195	240,123
Equinix, Inc.	330	357,334
		597,457
Health Care REITs - 0.3%
Ventas, Inc.	1,772	155,688
Welltower, Inc.	2,444	531,179
		686,867
Industrial REITs - 0.2%
Prologis, Inc.	3,324	472,074

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	460	84,180
Equity Residential	1,266	82,771
Essex Property Trust, Inc.	187	49,220

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Mid-America Apartment Communities, Inc.	399	$51,543
		267,714
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	940	118,431
VICI Properties, Inc.	3,616	105,587
		224,018
Retail REITs - 0.2%
Realty Income Corp.	3,409	218,994
Simon Property Group, Inc.	1,140	232,229
		451,223
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	793	113,661
Public Storage	560	169,372
		283,033
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	2,069	59,525
Sun Communities, Inc.	422	53,949
		113,474
Telecom Tower REITs - 0.2%
American Tower Corp.	1,696	309,876
Crown Castle, Inc.	1,525	135,390
SBA Communications Corp.	380	84,056
		529,322
Timber REITs - 0.0% (b)
Weyerhaeuser Co.	2,459	60,295
Total Real Estate		3,685,477
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,267,750)		3,685,477

RIGHTS - 0.0% (b)
Financials - 0.0% (b)
Asset Management & Custody Banks — 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(d)	780	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (e)	649,763	649,763
TOTAL MONEY MARKET FUNDS (Cost $649,763)		649,763

TOTAL INVESTMENTS - 100.0% (Cost $177,832,488)		$228,351,315
Other Assets in Excess of Liabilities - 0.0% (b)		106,236
TOTAL NET ASSETS - 100.0%		$228,457,551

Percentages are stated as a percent of net assets.

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

JLENS 500 JEWISH ADVOCACY U.S. ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

JLens 500 Jewish Advocacy U.S. ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(b)	TOTAL
Investments
Common Stocks	$224,016,075	$—	$—	$224,016,075
Real Estate Investment Trusts	3,685,477	—	—	3,685,477
Rights	—	—	0(a)	0(a)
Money Market Funds	649,763	—	—	649,763
Total Investments	$228,351,315	$—	$ 0(a)	$228,351,315

(a)	Represents less than $0.50.
(b)	Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.